DESCRIPTION OF BUSINESS - License and Distribution Agreements (BioInvent International AB) (Details) kr / shares in Units, $ in Thousands, kr in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 SEK (kr) kr / shares shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2020 USD ($)
Description of Business and Basis of Presentation
Proceeds from sale of ordinary shares						$ 257
BioInvent International AB
Description of Business and Basis of Presentation
Upfront payment		$ 5,900
Acquired in-process research and development							$ 5,900
Number of new shares issued | shares			1,200,000
Number of warrants issued | shares			588,000
Each warrants issued for new share | shares			1
Subscription period for warrants (in years)			5 years
Shares issued | shares				164,439	275,000
Proceeds from sale of ordinary shares				$ 600	$ 1,300
Offering price per share | kr / shares			kr 78.5
Investment | kr			kr 53.8
BioInvent International AB | Subsequent Events
Description of Business and Basis of Presentation
Proceeds from sale of ordinary shares	$ 160
BioInvent International AB | Maximum
Description of Business and Basis of Presentation
Potential milestones and royalties		$ 83,000